Earnings Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares		Dec. 31, 2016 CNY (¥) shares
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	$ 103,925	¥ 695,266	¥ 888,809	[1]	¥ 525,177	[1]
Weighted average number of ordinary shares	40,858,290	40,858,290	40,764,569		40,016,808
Diluted effect of share options	0	0	0		0
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,764,569		40,016,808

[1]	Restated